FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
SUMMARY OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2025 and June 30, 2026:

	Level 1	Level 2 (i)	Level 3	Total
As of June 30, 2026
Short-term investments	-	120,805	-	120,805
As of December 31, 2025
Short-term investments	-	82,598	-	82,598

(i)	These short-term investments represent mainly company securities and structured deposits, and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.